Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of prepaid expenses and other current assets [Abstract]
Disclosure of detailed information about current prepayments and other current assets [text block]
As of December 31, 2017, 2016 and 2015, prepaid expenses and other current assets are as follows:

	December 31,
	2017	2016	2015
Advances to suppliers of inventories	$234,458	929,815	1,224,454
Prepaid expenses of services	235,652	217,244	130,086
Prepaid expenses of insurance and bonds	88,533	185,678	82,238
Other current assets	80,028	171,208	151,030
Total	$638,671	1,503,945	1,587,808